Note 9 - Share Capital	3 Months Ended
Mar. 31, 2017
Notes to Financial Statements
Shareholders' Equity and Share-based Payments [Text Block]
9	Share capital

The Company’s authorized share capital consists of unlimited common shares without par value. At
March
31,
2017,
the Company had
172,802,967
(December
31,
2016
–
153,045,408
)
shares issued and outstanding.

a)	Private placement

In
January
2017,
the Company closed a non-brokered private placement in
two
tranches issuing a total of
18,529,484
units at a price of
C$0.41
per unit for aggregate gross proceeds of
C$7.6
million. Each unit consists of
one
common share of the Company and
one
-half of
one
transferable Warrant. Each whole Warrant entitles the holder to acquire one
additional common share of the Company at a price of
C$0.65
 per share for a period of
5
years.
No
commissions or finders' fees were paid in connection with the private placement. The securities issued in connection with the private placement are subject to a hold period expiring four
months plus
one
day after the issuance of the securities.

b)	Share purchase warrants

At
March
31,
2017,
the following share purchase warrants were outstanding:

Number of share purchase warrants (000’s)	Price per share C$	Expiry date
8,655	0.65	January 10, 2022
610	0.65	January 12, 2022